Purchased Technology	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Purchased Technology [Abstract]
Purchased Technology
7. Purchased Technology
Purchased technology represents the value assigned to patents and the rights to utilize, sell or license certain technology in conjunction with our proprietary carrier technology. These assets are utilized in various research and development projects. Purchased technology is amortized over a period of 15 years, which represents the average life of the patents.

	June 30,	December 31,
	2011	2010
	(in thousands)
Gross carrying amount	$4,533	$4,533
Less, accumulated amortization	3,815	3,695

Net book value	$718	$838

Amortization expense for the purchased technology is approximately $60 thousand per quarter in 2011 and in the remaining years through 2014.

6. Purchased Technology
     The carrying value of the purchased technology is comprised as follows:

	December 31,
	2010	2009
	(In thousands)
Gross carrying amount	$4,533	$4,533
Less, accumulated amortization	3,695	3,456

Net book value	$838	$1,077

     Annual amortization of purchased technology was $0.2 million for 2010, 2009 and 2008 and is estimated to be $0.2 million for the years ended 2011 through 2013 and $0.1 million in 2014.